Financial instruments (Tables)	9 Months Ended
Mar. 31, 2025
Convertible notes [Abstract]
Disclosure of fair value measurement of liabilities [text block]

	Convertible notes	Embedded derivative
	US$'000	US$'000
Balance as at 1 July 2024	-	-
Initial recognition on 6 December 2024	327,000	113,000
Capital raising costs	(9,972)	-
Interest expenses (9.85%)	10,026	-
Coupon interest payable (3.25%)	(4,574)	-
Change in fair value of embedded derivative	-	(89,300)
Balance as at 31 March 2025	322,480	23,700

Financial Assets at fair value through profit or loss

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Capped Call Transactions	11,700	-
Prepaid Forward Contract	34,717	-
The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	As at 31 March 2025
	Carrying Value	Level 1	Level 2	Level 3
	US$'000	US$'000	US$'000	US$'000
Financial assets at fair value through profit or loss
Capped Call Transactions	-	-	-	11,700
Prepaid Forward Contract	-	-	-	34,717
Total financial assets held at fair value through profit or loss	-	-	-	46,417

Financial liabilities at amortized cost
Convertible notes	322,480	-	-	-
Financial liabilities at fair value through profit or loss
Embedded derivative liability	-	-	-	23,700
Total financial liabilities held at fair value through profit or loss	-	-	-	23,700
The following table reconciles the movement in the fair value of Level 3 instruments held by the Group:

	Embedded derivative	Capped call	Prepaid forward
	US$'000	US$'000	US$'000
Balance as at 1 July 2024	-	-	-
Fair value at issuance date	(113,000)	42,900	73,717
Unrealized gain/(loss) recognized in profit and loss for the six months ended 31 December 2024	45,200	(14,600)	(17,700)
Balance as at 31 December 2024	(67,800)	28,300	56,017
Unrealized gain/(loss) recognized in profit and loss for the three months ended 31 March 2025	44,100	(16,600)	(21,300)
Balance as at 31 March 2025	(23,700)	11,700	34,717

Total unrealized gain/(loss) recognized in profit and loss for the nine months ended 31 March 2025	89,300	(31,200)	(39,000)

Disclosure of fair value measurement of assets [text block]

	Convertible notes	Embedded derivative
	US$'000	US$'000
Balance as at 1 July 2024	-	-
Initial recognition on 6 December 2024	327,000	113,000
Capital raising costs	(9,972)	-
Interest expenses (9.85%)	10,026	-
Coupon interest payable (3.25%)	(4,574)	-
Change in fair value of embedded derivative	-	(89,300)
Balance as at 31 March 2025	322,480	23,700

Financial Assets at fair value through profit or loss

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Capped Call Transactions	11,700	-
Prepaid Forward Contract	34,717	-
The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities:

	As at 31 March 2025
	Carrying Value	Level 1	Level 2	Level 3
	US$'000	US$'000	US$'000	US$'000
Financial assets at fair value through profit or loss
Capped Call Transactions	-	-	-	11,700
Prepaid Forward Contract	-	-	-	34,717
Total financial assets held at fair value through profit or loss	-	-	-	46,417

Financial liabilities at amortized cost
Convertible notes	322,480	-	-	-
Financial liabilities at fair value through profit or loss
Embedded derivative liability	-	-	-	23,700
Total financial liabilities held at fair value through profit or loss	-	-	-	23,700
The following table reconciles the movement in the fair value of Level 3 instruments held by the Group:

	Embedded derivative	Capped call	Prepaid forward
	US$'000	US$'000	US$'000
Balance as at 1 July 2024	-	-	-
Fair value at issuance date	(113,000)	42,900	73,717
Unrealized gain/(loss) recognized in profit and loss for the six months ended 31 December 2024	45,200	(14,600)	(17,700)
Balance as at 31 December 2024	(67,800)	28,300	56,017
Unrealized gain/(loss) recognized in profit and loss for the three months ended 31 March 2025	44,100	(16,600)	(21,300)
Balance as at 31 March 2025	(23,700)	11,700	34,717

Total unrealized gain/(loss) recognized in profit and loss for the nine months ended 31 March 2025	89,300	(31,200)	(39,000)

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following information is relevant in the determination of fair value of the financial assets and liabilities at 31 March 2025:

31 Mar 2025
Closing share price	$6.09
Conversion price	$16.81
Risk free interest rate	3.88%
Dividend yield	nil
Expected volatility	43%

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following information is relevant in the determination of fair value of the financial assets and liabilities at 31 March 2025:

31 Mar 2025
Closing share price	$6.09
Conversion price	$16.81
Risk free interest rate	3.88%
Dividend yield	nil
Expected volatility	43%